Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Accrued employee compensation and benefit	$967	$263
Accrued professional fees	3,709	1,377
Other	579	305
	$5,255	$1,945

Zapata Computing, Inc. [Member]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued employee compensation and benefits	$263	$705
Accrued professional fees	1,377	1,953
Other	305	486
	$1,945	$3,144